Related Party Transactions (Quarterly) (Details) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended			12 Months Ended			3 Months Ended		12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended					3 Months Ended															3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Crestline Hotels and Resorts, LLC [Member]	Mar. 31, 2014 American Realty Capital [Member]	Mar. 31, 2013 American Realty Capital [Member]	Dec. 31, 2013 American Realty Capital [Member]	Dec. 31, 2012 American Realty Capital [Member]	Dec. 31, 2011 American Realty Capital [Member]	Mar. 31, 2014 Parent [Member]	Mar. 31, 2013 Parent [Member]	Dec. 31, 2013 Parent [Member]	Mar. 31, 2014 ARC Advisory Services, LLC [Member]	Dec. 31, 2013 ARC Advisory Services, LLC [Member]	Mar. 31, 2014 American National Stock Transfer [Member]	Dec. 31, 2013 American National Stock Transfer [Member]	Mar. 31, 2014 OPP Award [Member]	Sep. 30, 2013 OPP Award [Member]	Dec. 31, 2013 OPP Award [Member]	Mar. 31, 2014 Incentive Fee Benchmark One [Member] Manager [Member]	Dec. 31, 2013 Incentive Fee Benchmark One [Member] Manager [Member]	Mar. 31, 2014 Incentive Fee Benchmark Two [Member] Manager [Member]	Dec. 31, 2013 Incentive Fee Benchmark Two [Member] Manager [Member]	Mar. 31, 2014 Common Class B [Member]	Mar. 31, 2014 IPO [Member] Common Class A [Member]	Jun. 10, 2013 IPO [Member] Common Class A [Member]	Mar. 31, 2014 IPO [Member] Common Class B [Member]	Jun. 10, 2013 IPO [Member] Common Class B [Member]	Mar. 31, 2014 RCS Holdings, LLC [Member] program	Mar. 31, 2014 RCAP Holdings, LLC [Member]	Feb. 10, 2014 RCAP Holdings, LLC [Member]	Dec. 31, 2013 RCAP Holdings, LLC [Member]	Feb. 10, 2014 RCAP Holdings, LLC [Member] Common Class A [Member]	Dec. 31, 2013 RCAP Holdings, LLC [Member] Common Class A [Member]	Mar. 31, 2014 RCAP Holdings, LLC [Member] Common Class B [Member]	Feb. 10, 2014 RCAP Holdings, LLC [Member] Common Class B [Member]	Mar. 31, 2014 RCAP Holdings, LLC [Member] Class B Operating Subsidiary Units	Feb. 10, 2014 RCAP Holdings, LLC [Member] Class B Operating Subsidiary Units	Mar. 31, 2014 Economic rights RCAP Holdings, LLC [Member] Common Class A [Member]	Feb. 10, 2014 Economic rights RCAP Holdings, LLC [Member] Common Class A [Member]	Feb. 10, 2014 Voting power RCAP Holdings, LLC [Member] Common Class A [Member]	Apr. 28, 2014 Subsequent Event [Member] LTIP Units [Member]	Feb. 11, 2014 Subsequent Event [Member] RCAP Holdings, LLC [Member]	Mar. 31, 2014 Cetera Financial Group [Member] Luxor Capital Group, LP [Member]	Mar. 31, 2014 Subsidiary of common parent program
Related Party Transaction [Line Items]
Revenue from related parties							$ 186,100,000	$ 204,700,000	$ 713,500,000	$ 257,300,000	$ 140,800,000
Less: intercompany receivables							16,500,000		48,400,000	2,700,000
Allocated operating expenses													700,000	800,000	1,400,000	3,500,000
Allocated operating expenses payable															600,000	300,000
Allocation to Operating Subsidiaries of Expenses Directly Attributable, percent	100.00%		100.00%
Expenses allocated to the Operating Subsidiaries from the Company	1,900,000		2,300,000
Due from Related Parties, Current																																0		0
Affilate ownership percentage																																				2.06%					84.94%
Operating Leases, Rent Expense, Net						(10,000)
Manager and management fee	10.00%		10.00%
Number of preceeding calendar years	3		3
Calculated incentive fee percentage, of the difference in product and core earnings																						20.00%	20.00%
Percentage fee for incentive calculation																								8.00%	8.00%
Management/quarterly fee	1,782,000		5,996,000
Incentive fee	0
LTIP Units earned																																												310,947
LTIP Units forfeited																																												1,014,053
Share-based Compensation Arrangement by Share-based Payment Award, Vesting Percentage																			33.30%	33.30%
Distributions on RCS Holdings Class A Units Entitled to RCS Holdings LTIP Units	10.00%		10.00%
LTIP vested period conversion threshold	30 days
Common Stock, Voting Rights																										0
Grant date fair value																			27,800,000		3,300,000
Recognition Period for the OPP Fair Value, beginning on the grant date	three years		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate																			0.51%		0.55%
Number of Year Zero Coupon Bonds	2 years 0 months 73 days		2 years 4 months 24 days
Expected dividend rate																			3.50%		3.60%
Expected volatility rate																			33.00%		30.00%
Equity-based outperformance plan	700,000																		7,200,000		500,000
Voting RIghts Held by Related Party																																											95.38%		95.38%
Authorized classes of equity																															3																4
Share Price (in dollars per share)																											$ 0.001	$ 0.001	$ 0.001	$ 0.001
Class B Operating Subsidiary Units exchanged under the Exchange Agreement																																	23,999,999
Class A Shares Received Under the Exchange Agreement																																	23,999,999												23,999,999
Exchange Agreement notice threshold	20 days
Continuously effective resale registration statement filing threshold in relation to financings																																														45 days
Class B Shares Exchanged Under the Exchange Agreement																																	23,999,999												23,999,999
Shares Held by Affiliated Entity																																			24,051,499		1	1	1	1
Economic RIghts Held by Related Party																																										90.76%			90.76%
Transfer agency services agreement term																	10 years	10 years
Tax liability share agreement percent												85.00%		85.00%
Available-for-sale securities	6,318,000		8,528,000
Investment securities	$ 6,558,000		$ 5,874,000